Business Combination - Summary of recapitalization and net equity (Details) - USD ($)	Jun. 30, 2024	Jun. 25, 2024	Jun. 24, 2024	Dec. 31, 2023
Business Combination
Cash - Trust and cash			$ (1,323,362)
Common stock, shares outstanding	14,806,820	14,692,820	14,692,820	4,639,643
Liabilities assumed
Accrued Expenses			$ (4,876,314)
Due to Sponsor			(657,659)
Exchange Note			(6,155,925)
ELOC			(694,512)
Additional Bridge Notes			(466,646)
Promissory Note - Related Party			(350,000)
Promissory Note - SCS Capital LLC			(765,000)
Deferred Underwriting Fee Payable			(4,370,000)
Promissory Note - Extension Note			(335,750)
Extension Note - Embedded Derivative			(33,000)
Total liabilities assumed			(18,704,806)
Net equity impact on business combination			$ (17,381,444)
DHAC
Business Combination
Common stock, shares outstanding	3,603,933
Liabilities assumed
Net equity impact on business combination	$ 17,381,444